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As filed with the Securities and Exchange Commission on January 19, 2012

                                                            File Nos. 333-129005
                                                                       811-21823

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No. ___              [_]
                           Post-Effective Amendment No. 13              [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No.  14                       [X]
                        (Check appropriate box or boxes)

                             PIONEER SERIES TRUST V
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

              Terrence J. Cullen, Secretary, Pioneer Series Trust V
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)
     [_]  on [date] pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on [date] pursuant to paragraph (a)(1)
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 19th day of January, 2012.

                                        PIONEER SERIES TRUST V


                                        By: /s/ Daniel K. Kingsbury
                                            ------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on January 19, 2012:

Signature                               Title


/s/ John F. Cogan, Jr.*         Chairman of the Board,
-----------------------------   President (Principal Executive
John F. Cogan, Jr.              Officer) and Trustee


/s/ Mark E. Bradley*            Treasurer (Principal
-----------------------------   Financial and Accounting
Mark E. Bradley                 Officer)


/s/ David R. Bock*              Trustee
-----------------------------
David R. Bock


/s/ Mary K. Bush*               Trustee
-----------------------------
Mary K. Bush


/s/ Benjamin M. Friedman*       Trustee
-----------------------------
Benjamin M. Friedmam


/s/ Margaret B.W. Graham*       Trustee
-----------------------------
Margaret B.W. Graham


/s/ Daniel K. Kingsbury         Executive Vice President
-----------------------------   and Trustee
Daniel K. Kingsbury


/s/ Thomas J. Perna*            Trustee
-----------------------------
Thomas J. Perna


/s/ Marguerite A. Piret*        Trustee
-----------------------------
Marguerite A. Piret


/s/ Stephen K. West*            Trustee
-----------------------------
Stephen K. West


*By: /s/ Daniel K. Kingsbury    Dated: January 19, 2012
     -----------------------
     Daniel K. Kingsbury
     Attorney-in-Fact

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                                  EXHIBIT INDEX

Exhibit No.   Description

EX-101.INS    XBRL Instance Document
EX-101.SCH    XBRL Taxonomy Extension Schema Document
EX-101.CAL    XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF    XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase